Remuneration to Employees and Directors	12 Months Ended
Dec. 31, 2017
Disclosure of Remuneration to Employees and Directors [Abstract]
Disclosure of information about employees [text block]
28.	Remuneration to Employees and Directors

According to AUO’s Articles of Incorporation, AUO should distribute remuneration to employees and directors not less than 5% and not more than 1% of annual profits, respectively, after offsetting accumulated deficits, if any. Only employees, including employees of affiliate companies that meet certain conditions are subject to the abovementioned remuneration which to be distributed in stock or cash. The said conditions and distribution method are decided by board of directors or the personnel authorized by board of directors.

AUO accrued remuneration to employees based on the profit before income tax excluding the remuneration to employees and directors for each period, multiplied by the percentage resolved by board of directors. For the years ended December 31, 2017, 2016 and 2015, AUO estimated the remuneration to employees amounting to $4,062,114 thousand, $1,107,486 thousand and $665,815 thousand, respectively. Remuneration to directors was estimated based on the amount expected to pay and recognized together with the remuneration to employees as cost of sales or operating expenses. If remuneration to employees is resolved to be distributed in stock, the number of shares is determined by dividing the amount of remuneration by the closing price of the shares (ignoring ex-dividend effect) on the day preceding the board of directors’ meeting. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are accounted for as a change in accounting estimate and adjusted prospectively to next year’s profit or loss.

Remuneration to employees and directors for 2017 in the amounts of $4,062,114 thousand and $132,604 thousand, respectively, in cash for payment have been approved in the meeting of board of directors held on March 23, 2018. The aforementioned approved amounts are the same as the amounts charged against earnings of 2017.

Remuneration to employees and directors for 2016 in the amounts of $1,107,486 thousand and $24,226 thousand, respectively, in cash for payment had been approved in the meeting of board of directors held on March 22, 2017. The aforementioned approved amounts are the same as the amounts charged against earnings of 2016.

Remuneration to employees and directors for 2015 in the amounts of $665,815 thousand and $13,316 thousand, respectively, in cash for payment had been approved in the meeting of board of directors held on March 10, 2016. The aforementioned approved amounts are the same as the amounts charged against earnings of 2015.

The information about AUO’s remuneration to employees and directors is available at the Market Observation Post System website.